PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES

                                                     LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
(fees paid directly form your investment)          PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------          ---------   ----------   ---------   ------------   ------------   ------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                None        None         None         None           None           None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price
   or redemption proceeds, whichever is less)         None        None         None         None           None           None

ANNUAL FUND OPERATING EXPENSES(1)

                                                LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
(expenses that are deducted from fund           ASSETS    STIC PRIME   TREASURY       AGENCY      TAXADVANTAGE   CASH RESERVE
assets)                                       PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------         ---------   ----------   ---------   ------------   ------------   ------------
Management Fees                                  0.15%       0.15%        0.15%        0.10%           0.16%         0.21%
Distribution and/or Service (12b-1) Fees         None        None         None         None            None          None
Other Expenses (2)                               0.06        0.07         0.03         0.04            0.08          0.08
Acquired Fund Fees and Expenses                  None        None         None         None            None          None
Total Annual Fund Operating Expenses             0.21        0.22         0.18         0.14            0.24          0.29
Fee Waiver(3)                                    0.03        0.04         0.04         0.00            0.10          0.00
Net Annual Fund Operating Expenses               0.18        0.18         0.14         0.14            0.14          0.29

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.14% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.25% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes;
     (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program");
     (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009. Fee waivers have been restated to reflect this agreement.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The expense example assumes that you:

     i)   invest $10,000 in the fund for the time periods indicated;

     ii)  redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $18      $65       $115      $265
STIC Prime Portfolio                   18       67        120       276
Treasury Portfolio                     14       54         97       226
Government & Agency Portfolio          14       45         79       179
Government TaxAdvantage Portfolio      14       67        125       296
Tax-Free Cash Reserve Portfolio        30       93        163       368"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.18%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before
   Expenses                           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                           4.82%        9.84%       15.10%       20.62%       26.39%
End of Year Balance             $10,482.00   $10,984.09   $11,510.23   $12,061.57   $12,639.31
Estimated Annual Expenses       $    18.43   $    22.54   $    23.62   $    24.75   $    25.94

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before
   Expenses                          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                          32.45%       38.79%       45.44%       52.41%       59.71%
End of Year Balance             $13,244.74   $13,879.16   $14,543.97   $15,240.63   $15,970.65
Estimated Annual Expenses       $    27.18   $    28.48   $    29.84   $    31.27   $    32.77

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------         ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.18%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
   Expenses                           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                           4.82%        9.83%       15.08%       20.58%       26.34%
End of Year Balance             $10,482.00   $10,983.04   $11,508.03   $12,058.11   $12,634.49
Estimated Annual Expenses       $    18.43   $    23.61   $    24.74   $    25.92   $    27.16

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------         ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before
   Expenses                          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                          32.38%       38.71%       45.34%       52.29%       59.57%
End of Year Balance             $13,238.42   $13,871.22   $14,534.26   $15,229.00   $15,956.94
Estimated Annual Expenses       $    28.46   $    29.82   $    31.25   $    32.74   $    34.30

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.14%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
   Expenses                           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                           4.86%        9.91%       15.21%       20.77%       26.59%
End of Year Balance             $10,486.00   $10,991.43   $11,521.21   $12,076.53   $12,658.62
Estimated Annual Expenses       $    14.34   $    19.33   $    20.26   $    21.24   $    22.26

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before
   Expenses                          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                          32.69%       39.08%       45.79%       52.81%       60.18%
End of Year Balance             $13,268.77   $13,908.32   $14,578.70   $15,281.40   $16,017.96
Estimated Annual Expenses       $    23.33   $    24.46   $    25.64   $    26.87   $    28.17

GOVERNMENT & AGENCY
PORTFOLIO -- INSTITUTIONAL
CLASS                             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.14%        0.14%        0.14%        0.14%        0.14%
Cumulative Return Before
   Expenses                           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                           4.86%        9.96%       15.30%       20.90%       26.78%
End of Year Balance             $10,486.00   $10,995.62   $11,530.01   $12,090.37   $12,677.96
Estimated Annual Expenses       $    14.34   $    15.04   $    15.77   $    16.53   $    17.34

GOVERNMENT & AGENCY
PORTFOLIO -- INSTITUTIONAL
CLASS                             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.14%        0.14%        0.14%        0.14%        0.14%
Cumulative Return Before
   Expenses                          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                          32.94%       39.40%       46.18%       53.28%       60.73%
End of Year Balance             $13,294.11   $13,940.20   $14,617.69   $15,328.11   $16,073.06
Estimated Annual Expenses       $    18.18   $    19.06   $    19.99   $    20.96   $    21.98

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- INSTITUTIONAL
CLASS                             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.14%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before
   Expenses                           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                           4.86%        9.85%       15.08%       20.56%       26.30%
End of Year Balance             $10,486.00   $10,985.13   $11,508.03   $12,055.81   $12,629.66
Estimated Annual Expenses       $    14.34   $    25.77   $    26.99   $    28.28   $    29.62

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- INSTITUTIONAL
CLASS                             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.24%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before
   Expenses                          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                          32.31%       38.61%       45.20%       52.12%       59.36%
End of Year Balance             $13,230.84   $13,860.62   $14,520.39   $15,211.56   $15,935.63
Estimated Annual Expenses       $    31.03   $    32.51   $    34.06   $    35.68   $    37.38

TAX-FREE CASH RESERVE
PORTFOLIO -- INSTITUTIONAL
CLASS                             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
   Expenses                           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                           4.71%        9.64%       14.81%       20.21%       25.88%
End of Year Balance             $10,471.00   $10,964.18   $11,480.60   $12,021.33   $12,587.54
Estimated Annual Expenses       $    29.68   $    31.08   $    32.54   $    34.08   $    35.68

TAX-FREE CASH RESERVE
PORTFOLIO -- INSTITUTIONAL
CLASS                             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)               0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
   Expenses                          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                          31.80%       38.01%       44.51%       51.32%       58.45%
End of Year Balance             $13,180.41   $13,801.21   $14,451.25   $15,131.90   $15,844.61
Estimated Annual Expenses       $    37.36   $    39.12   $    40.97   $    42.90   $    44.92

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CORPORATE CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Corporate Class shares of the funds.

SHAREHOLDER FEES

                                                                                                                   TAX-FREE
                                                     LIQUID      STIC                 GOVERNMENT    GOVERNMENT       CASH
                                                     ASSETS      PRIME     TREASURY    & AGENCY    TAXADVANTAGE    RESERVE
(fees paid directly from your investment)          PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------          ---------   ---------  ---------   ----------   ------------   ---------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                None       None        None        None          None          None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase
   price or redemption proceeds, whichever is
   less)                                              None       None        None        None          None          None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                             TAX-FREE
                                             LIQUID      STIC                  GOVERNMENT     GOVERNMENT       CASH
(expenses that are deducted from fund        ASSETS      PRIME      TREASURY    & AGENCY    TAX ADVANTAGE    RESERVE
assets)                                    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------      ---------   ---------   ---------   ----------   -------------   ---------
Management Fees                              0.15%       0.15%       0.15%        0.10%         0.16%         0.21%
Distribution and/or Service (12b-1) Fees     0.03        0.03        0.03         0.03          0.03          0.03
Other Expenses(2)                            0.06        0.07        0.03         0.04          0.08          0.08
Acquired Fund Fees and Expenses              None        None        None         None          None          None
Total Annual Fund Operating Expenses         0.24        0.25        0.21         0.17          0.27          0.32
Fee Waiver(3)                                0.03        0.04        0.04         0.00          0.10          0.00
Net Annual Fund Operating Expenses           0.21        0.21        0.17         0.17          0.17          0.32

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.17% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.28% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio              $22       $74       $132      $303
STIC Prime Portfolio                  22        76        137       314
Treasury Portfolio                    17        64        114       264
Government & Agency Portfolio         17        55         96       217
Government TaxAdvantage Portfolio     17        77        142       333
Tax-Free Cash Reserve Portfolio       33       103        180       406"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Corporate Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
CORPORATE CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.78%       15.00%       20.48%       26.21%
End of Year Balance                 $10,479.00   $10,977.80   $11,500.34   $12,047.76   $12,621.23
Estimated Annual Expenses           $    21.50   $    25.75   $    26.97   $    28.26   $    29.60

LIQUID ASSETS PORTFOLIO--
CORPORATE CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.24%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.22%       38.51%       45.11%       52.01%       59.25%
End of Year Balance                 $13,222.00   $13,851.37   $14,510.70   $15,201.41   $15,924.99
Estimated Annual Expenses           $    31.01   $    32.49   $    34.03   $    35.65   $    37.35

STIC PRIME PORTFOLIO--
CORPORATE CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ---------    ----------
Annual Expense Ratio(1)                   0.21%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.79%        9.77%       14.98%       20.44%       26.16%
End of Year Balance                 $10,479.00   $10,976.75   $11,498.15   $12,044.31   $12,616.42
Estimated Annual Expenses           $    21.50   $    26.82   $    28.09   $    29.43   $    30.83

STIC PRIME PORTFOLIO--
CORPORATE CLASS                       YEAR 6       YEAR 7        YEAR 8      YEAR 9      YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.16%       38.43%       45.01%       51.90%       59.11%
End of Year Balance                 $13,215.69   $13,843.44   $14,501.00   $15,189.80   $15,911.32
Estimated Annual Expenses           $    32.29   $    33.82   $    35.43   $    37.11   $    38.88

TREASURY PORTFOLIO-- CORPORATE
CLASS                                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.85%       15.11%       20.63%       26.41%
End of Year Balance                 $10,483.00   $10,985.14   $11,511.32   $12,062.72   $12,640.52
Estimated Annual Expenses           $    17.41   $    22.54   $    23.62   $    24.75   $    25.94

TREASURY PORTFOLIO-- CORPORATE
CLASS                                 YEAR 6       YEAR 7        YEAR 8      YEAR 9      YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.46%       38.80%       45.45%       52.42%       59.72%
End of Year Balance                 $13,246.00   $13,880.48   $14,545.36   $15,242.08   $15,972.18
Estimated Annual Expenses           $    27.18   $    28.48   $    29.85   $    31.28   $    32.77

GOVERNMENT & AGENCY
PORTFOLIO--CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.17%        0.17%        0.17%        0.17%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.89%       15.20%       20.77%       26.60%
End of Year Balance                 $10,483.00   $10,989.33   $11,520.11   $12,076.53   $12,659.83
Estimated Annual Expenses           $    17.41   $    18.25   $    19.13   $    20.06   $    21.03

GOVERNMENT & AGENCY
PORTFOLIO--CORPORATE CLASS            YEAR 6       YEAR 7        YEAR 8       YEAR 9      YEAR 10
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.17%        0.17%        0.17%        0.17%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.71%       39.12%       45.84%       52.89%       60.27%
End of Year Balance                 $13,271.30   $13,912.31   $14,584.27   $15,288.69   $16,027.13
Estimated Annual Expenses           $    22.04   $    23.11   $    24.22   $    25.39   $    26.62

GOVERNMENT TAXADVANTAGE
PORTFOLIO--CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.27%        0.27%        0.27%        0.27%
Cumulative Return Before Expenses
   5.00%                                  5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses
   4.85%                                  4.83%        9.79%       14.98%       20.42%       26.12%
End of Year Balance                 $10,483.00   $10,978.85   $11,498.15   $12,042.01   $12,611.59
Estimated Annual Expenses           $    17.41   $    28.97   $    30.34   $    31.78   $    33.28

GOVERNMENT TAXADVANTAGE
PORTFOLIO--CORPORATE CLASS            YEAR 6       YEAR 7        YEAR 8      YEAR 9      YEAR 10
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.27%        0.27%        0.27%        0.27%        0.27%
Cumulative Return Before Expenses
   5.00%                                 34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses
   4.85%                                 32.08%       38.33%       44.87%       51.72%       58.90%
End of Year Balance                 $13,208.12   $13,832.87   $14,487.16   $15,172.40   $15,890.06
Estimated Annual Expenses           $    34.86   $    36.51   $    38.23   $    40.04   $    41.93

TAX-FREE CASH RESERVE
PORTFOLIO--CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.32%        0.32%        0.32%        0.32%        0.32%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.68%        9.58%       14.71%       20.08%       25.70%
End of Year Balance                 $10,468.00   $10,957.90   $11,470.73   $12,007.56   $12,569.52
Estimated Annual Expenses           $    32.75   $    34.28   $    35.89   $    37.57   $    39.32

TAX-FREE CASH RESERVE
PORTFOLIO--CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.32%        0.32%        0.32%        0.32%        0.32%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.58%       37.74%       44.18%       50.93%       57.99%
End of Year Balance                 $13,157.77   $13,773.55   $14,418.16   $15,092.93   $15,799.27
Estimated Annual Expenses           $    41.16   $    43.09   $    45.11   $    47.22   $    49.43

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CASH MANAGEMENT CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Class shares of the funds.

SHAREHOLDER FEES

                                                                                                                      TAX-FREE
                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT       CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(fees paid directly from your investment)          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
-----------------------------------------          ---------   ---------   ---------   ------------   ------------   ---------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                None        None        None         None           None          None
(Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None        None         None           None          None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                                      TAX-FREE
                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT       CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
---------------------------------------------      ---------   ---------   ---------   ------------   ------------   ---------
Management Fees                                       0.15%       0.15%       0.15%        0.10%          0.16%         0.21%
Distribution and/or Service (12b-1) Fees              0.10        0.10        0.10         0.10           0.10          0.10
Other Expenses(2)                                     0.06        0.07        0.03         0.04           0.08          0.08
Acquired Fund Fees and Expenses                       None        None        None         None           None          None
Total Annual Fund Operating Expenses                  0.31        0.32        0.28         0.24           0.34          0.39
Fee Waiver(3)                                         0.05        0.06        0.06         0.02           0.12          0.02
Net Annual Fund Operating Expenses                    0.26        0.26        0.22         0.22           0.22          0.37

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.02% of Rule 12b-1 distribution plan payments. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.33% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date net assets as of May 31, 2009. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $27      $ 95      $169      $388
STIC Prime Portfolio                   27        97       174       400
Treasury Portfolio                     23        84       151       350
Government & Agency Portfolio          23        75       133       304
Government TaxAdvantage Portfolio      23        97       179       419
Tax-Free Cash Reserve Portfolio        38       123       217       491"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Cash Management Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.26%        0.31%        0.31%        0.31%        0.31%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.74%        9.65%       14.79%       20.18%       25.82%
End of Year Balance                 $10,474.00   $10,965.23   $11,479.50   $12,017.89   $12,581.53
Estimated Annual Expenses           $    26.62   $    33.23   $    34.79   $    36.42   $    38.13

LIQUID ASSETS PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.31%        0.31%        0.31%        0.31%        0.31%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.72%       37.89%       44.36%       51.13%       58.22%
End of Year Balance                 $13,171.60   $13,789.35   $14,436.07   $15,113.12   $15,821.93
Estimated Annual Expenses           $    39.92   $    41.79   $    43.75   $    45.80   $    47.95

STIC PRIME PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.26%        0.32%        0.32%        0.32%        0.32%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.74%        9.64%       14.77%       20.14%       25.77%
End of Year Balance                 $10,474.00   $10,964.18   $11,477.31   $12,014.44   $12,576.72
Estimated Annual Expenses           $    26.62   $    34.30   $    35.91   $    37.59   $    39.35

STIC PRIME PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.32%        0.32%        0.32%        0.32%        0.32%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.65%       37.81%       44.26%       51.02%       58.08%
End of Year Balance                 $13,165.31   $13,781.45   $14,426.42   $15,101.58   $15,808.33
Estimated Annual Expenses           $    41.19   $    43.11   $    45.13   $    47.24   $    49.46

TREASURY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.73%       14.90%       20.33%       26.01%
End of Year Balance                 $10,478.00   $10,972.56   $11,490.47   $12,032.82   $12,600.77
Estimated Annual Expenses           $    22.53   $    30.03   $    31.45   $    32.93   $    34.49

TREASURY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.96%       38.18%       44.71%       51.54%       58.69%
End of Year Balance                 $13,195.52   $13,818.35   $14,470.58   $15,153.59   $15,868.84
Estimated Annual Expenses           $    36.11   $    37.82   $    39.60   $    41.47   $    43.43

GOVERNMENT & AGENCY
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.77%       14.99%       20.47%       26.20%
End of Year Balance                 $10,478.00   $10,976.75   $11,499.25   $12,046.61   $12,620.03
Estimated Annual Expenses           $    22.53   $    25.75   $    26.97   $    28.26   $    29.60

GOVERNMENT & AGENCY
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.24%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.21%       38.50%       45.09%       52.00%       59.23%
End of Year Balance                 $13,220.74   $13,850.05   $14,509.31   $15,199.96   $15,923.47
Estimated Annual Expenses           $    31.01   $    32.48   $    34.03   $    35.65   $    37.35

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.66%       14.77%       20.12%       25.72%
End of Year Balance                 $10,478.00   $10,966.27   $11,477.30   $12,012.15   $12,571.91
Estimated Annual Expenses           $    22.53   $    36.46   $    38.15   $    39.93   $    41.79

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.34%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.58%       37.71%       44.13%       50.84%       57.87%
End of Year Balance                 $13,157.76   $13,770.91   $14,412.64   $15,084.27   $15,787.19
Estimated Annual Expenses           $    43.74   $    45.78   $    47.91   $    50.14   $    52.48

TAX-FREE CASH RESERVE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.37%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.63%        9.45%       14.50%       19.78%       25.30%
End of Year Balance                 $10,463.00   $10,945.34   $11,449.92   $11,977.77   $12,529.94
Estimated Annual Expenses           $    37.86   $    41.75   $    43.67   $    45.68   $    47.79

TAX-FREE CASH RESERVE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.08%       37.12%       43.44%       50.05%       56.97%
End of Year Balance                 $13,107.57   $13,711.83   $14,343.95   $15,005.20   $15,696.94
Estimated Annual Expenses           $    49.99   $    52.30   $    54.71   $    57.23   $    59.87

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESOURCE CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Resource Class shares of the funds.

SHAREHOLDER FEES

                                                                                                            TAX-FREE
                                              LIQUID       STIC                 GOVERNMENT    GOVERNMENT      CASH
                                              ASSETS      PRIME      TREASURY    & AGENCY    TAXADVANTAGE    RESERVE
(fees paid directly from your investment)   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------   ---------   ---------   ---------   ----------   ------------   ----------
Maximum Sales Charge (Load) Imposed on
   Purchases
(as a percentage of offering price)            None        None        None        None          None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
   price or redemption proceeds,
   whichever is less)                          None        None        None        None          None          None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                             TAX-FREE
                                              LIQUID       STIC                 GOVERNMENT    GOVERNMENT       CASH
(expenses  that are deducted  from fund       ASSETS      PRIME     TREASURY     & AGENCY    TAXADVANTAGE    RESERVE
assets)                                     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------    ---------   ---------   ---------   ----------   ------------   ---------
Management Fees                               0.15%       0.15%       0.15%        0.10%         0.16%        0.21%
Distribution   and/or  Service  (12b-1)
   Fees                                        0.20       0.20         0.20        0.20          0.20          0.20
Other Expenses(2)                              0.06       0.07         0.03        0.04          0.08          0.08
Acquired Fund Fees and Expenses                None       None         None        None          None          None
Total Annual Fund Operating Expenses           0.41       0.42         0.38        0.34          0.44          0.49
Fee Waiver(3)                                  0.03       0.08         0.08        0.04          0.14          0.04
Net Annual Fund Operating Expenses             0.38       0.34         0.30        0.30          0.30          0.45

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the distributor has contractually agreed, through at least June 30, 2010, to waive 0.04% of Rule 12b-1 distribution plan payments on Resource Class shares of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.34% for Liquid Assets Portfolio, 0.30% (after Rule 12b-1 fee waiver) for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.41% (after 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the

     United States Treasury Temporary Guarantee Program (the "Program"); (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009. Fee waivers have been restated to reflect this agreement.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $35      $125      $223      $511
STIC Prime Portfolio                   35       127       227       522
Treasury Portfolio                     31       114       205       473
Government & Agency Portfolio          31       105       187       427
Government TaxAdvantage Portfolio      31       127       232       541
Tax-Free Cash Reserve Portfolio        46       153       270       612"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Resource Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.38%        0.41%        0.41%        0.41%        0.41%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.62%        9.42%       14.44%       19.70%       25.19%
End of Year Balance                 $10,462.00   $10,942.21   $11,444.45   $11,969.75   $12,519.17
Estimated Annual Expenses           $    38.88   $    43.88   $    45.89   $    48.00   $    50.20

LIQUID ASSETS PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.41%        0.41%        0.41%        0.41%        0.41%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.94%       36.95%       43.23%       49.81%       56.68%
End of Year Balance                 $13,093.79   $13,694.80   $14,323.39   $14,980.83   $15,668.46
Estimated Annual Expenses           $    52.51   $    54.92   $    57.44   $    60.07   $    62.83

STIC PRIME PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio1 0.28%               0.34%        0.42%        0.42%        0.42%        0.42%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.66%        9.45%       14.47%       19.71%       25.19%
End of Year Balance                 $10,466.00   $10,945.34   $11,446.64   $11,970.90   $12,519.16
Estimated Annual Expenses           $    34.79   $    44.96   $    47.02   $    49.18   $    51.43

STIC PRIME PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio1 0.28%               0.42%        0.42%        0.42%        0.42%        0.42%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.93%       36.92%       43.19%       49.75%       56.61%
End of Year Balance                 $13,092.54   $13,692.18   $14,319.28   $14,975.10   $15,660.96
Estimated Annual Expenses           $    53.78   $    56.25   $    58.82   $    61.52   $    64.34

TREASURY PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.54%       14.60%       19.89%       25.43%
End of Year Balance                 $10,470.00   $10,953.71   $11,459.78   $11,989.22   $12,543.12
Estimated Annual Expenses           $    30.71   $    40.71   $    42.59   $    44.55   $    46.61

TREASURY PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.23%       37.29%       43.63%       50.27%       57.21%
End of Year Balance                 $13,122.61   $13,728.88   $14,363.15   $15,026.73   $15,720.96
Estimated Annual Expenses           $    48.76   $    51.02   $    53.37   $    55.84   $    58.42

GOVERNMENT & AGENCY
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------                 ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.58%       14.69%       20.03%       25.62%
End of Year Balance                 $10,470.00   $10,957.90   $11,468.54   $12,002.97   $12,562.31
Estimated Annual Expenses           $    30.71   $    36.43   $    38.12   $    39.90   $    41.76

GOVERNMENT & AGENCY
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------                 ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.34%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.48%       37.60%       44.02%       50.73%       57.75%
End of Year Balance                 $13,147.72   $13,760.40   $14,401.63   $15,072.75   $15,775.14
Estimated Annual Expenses           $    43.71   $    45.74   $    47.88   $    50.11   $    52.44

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.44%        0.44%        0.44%        0.44%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.47%       14.47%       19.69%       25.14%
End of Year Balance                 $10,470.00   $10,947.43   $11,446.63   $11,968.60   $12,514.37
Estimated Annual Expenses           $    30.71   $    47.12   $    49.27   $    51.51   $    53.86

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.44%        0.44%        0.44%        0.44%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.85%       36.82%       43.06%       49.58%       56.40%
End of Year Balance                 $13,085.02   $13,681.70   $14,305.59   $14,957.92   $15,640.00
Estimated Annual Expenses           $    56.32   $    58.89   $    61.57   $    64.38   $    67.32

TAX-FREE CASH RESERVE
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.45%        0.49%        0.49%        0.49%        0.49%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.55%        9.27%       14.19%       19.34%       24.73%
End of Year Balance                 $10,455.00   $10,926.52   $11,419.31   $11,934.32   $12,472.56
Estimated Annual Expenses           $    46.02   $    52.38   $    54.75   $    57.22   $    59.80

TAX-FREE CASH RESERVE
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.49%        0.49%        0.49%        0.49%        0.49%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.35%       36.23%       42.37%       48.79%       55.51%
End of Year Balance                 $13,035.07   $13,622.95   $14,237.34   $14,879.45   $15,550.51
Estimated Annual Expenses           $    62.49   $    65.31   $    68.26   $    71.34   $    74.55

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PRIVATE INVESTMENT CLASS OF THE PORTFOLIOS LISTED BELOW:


LIQUID ASSETS PORTFOLIO   GOVERNMENT & AGENCY PORTFOLIO
STIC PRIME PORTFOLIO      GOVERNMENT TAXADVANTAGE PORTFOLIO
TREASURY PORTFOLIO        TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Private Investment Class shares of the funds.

SHAREHOLDER FEES

                                                                                                              TAX-FREE
                                              LIQUID       STIC                  GOVERNMENT    GOVERNMENT       CASH
                                               ASSETS      PRIME     TREASURY     & AGENCY    TAXADVANTAGE    RESERVE
 (fees paid directly from your investment)   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------   ---------   ---------   ---------   ----------   ------------   ---------
Maximum  Sales  Charge  (Load)  Imposed on
   Purchases (as a percentage of
   offering price)                             None        None        None          None          None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase
   price or redemption proceeds, whichever
   is less)                                    None        None        None          None          None        None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                            TAX-FREE
                                             LIQUID       STIC                  GOVERNMENT    GOVERNMENT      CASH
(expenses that are deducted from fund        ASSETS       PRIME      TREASURY    & AGENCY    TAXADVANTAGE   RESERVE
assets)                                     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------       ---------   ---------   ---------   ----------   ------------   ---------
Management Fees                               0.15%       0.15%       0.15%        0.10%         0.16%        0.21%
Distribution and/or Service (12b-1) Fees      0.50        0.50        0.50         0.50          0.50         0.50
Other Expenses(2)                             0.06        0.07        0.03         0.04          0.08         0.08
Acquired Fund Fees and Expenses               None        None        None         None          None         None
Total Annual Fund Operating Expenses          0.71        0.72        0.68         0.64          0.74         0.79
Fee Waiver(3)                                 0.23        0.24        0.24         0.20          0.35         0.25
Net Annual Fund Operating Expenses            0.48        0.48        0.44         0.44          0.39         0.54


(1) There is no guarantee that actual expenses will be the same as that shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.20%, 0.20%, 0.20%, 0.20%, 0.25% and 0.25% of Rule 12b-1
     distribution plan payments on Private Investment Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio respectively. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.44% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio, 0.39% (after Rule 12b-1 fee waiver) for Government TaxAdvantage Portfolio and 0.50% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program");
     (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31. 2009. Fee waivers have been restated to reflect this agreement.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $49      $204      $372      $861
STIC Prime Portfolio                   49       206       377       872
Treasury Portfolio                     45       193       355       824
Government & Agency Portfolio          45       185       337       779
Government TaxAdvantage Portfolio      40       201       377       886
Tax-Free Cash Reserve Portfolio        55       227       414       955"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for each fund's Private Investment Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS               YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.48%        0.71%        0.71%        0.71%        0.71%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.52%        9.00%       13.68%       18.56%       23.64%
End of Year Balance                 $10,452.00   $10,900.39   $11,368.02   $11,855.71   $12,364.32
Estimated Annual Expenses           $    49.08   $    75.80   $    79.05   $    82.44   $    85.98

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.71%        0.71%        0.71%        0.71%        0.71%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.95%       34.48%       40.25%       46.27%       52.54%
End of Year Balance                 $12,894.74   $13,447.93   $14,024.85   $14,626.51   $15,253.99
Estimated Annual Expenses           $    89.67   $    93.52   $    97.53   $   101.71   $   106.08

STIC PRIME PORTFOLIO--
PRIVATE INVESTMENT CLASS               YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.48%       0.72%         0.72%        0.72%        0.72%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.52%        8.99%       13.66%       18.52%       23.60%
End of Year Balance                 $10,452.00   $10,899.35   $11,365.84   $11,852.30   $12,359.57
Estimated Annual Expenses           $    49.08   $    76.86   $    80.15   $    83.59   $    87.16

STIC PRIME PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.89%       34.40%       40.15%       46.15%       52.41%
End of Year Balance                 $12,888.56   $13,440.19   $14,015.43   $14,615.29   $15,240.83
Estimated Annual Expenses           $    90.89   $    94.78   $    98.84   $   103.07   $   107.48

TREASURY PORTFOLIO--
PRIVATE INVESTMENT CLASS               YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.56%       9.08%        13.79%       18.70%       23.83%
End of Year Balance                 $10,456.00   $10,907.70   $11,378.91   $11,870.48   $12,383.29
Estimated Annual Expenses           $    45.00   $    72.64   $    75.77   $    79.05   $    82.46

TREASURY PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.68%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.18%       34.76%       40.58%       46.66%       52.99%
End of Year Balance                 $12,918.24   $13,476.31   $14,058.49   $14,665.81   $15,299.38
Estimated Annual Expenses           $    86.03   $    89.74   $    93.62   $    97.66   $   101.88

GOVERNMENT & AGENCY PORTFOLIO--
PRIVATE INVESTMENT CLASS               YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.56%        9.12%        13.88%      18.84%       24.02%
End of Year Balance                 $10,456.00   $10,911.88   $11,387.64   $11,884.14   $12,402.29
Estimated Annual Expenses           $    45.00   $    68.38   $    71.36   $    74.47   $    77.72

GOVERNMENT & AGENCY PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.64%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.43%       35.07%       40.96%       47.11%       53.52%
End of Year Balance                 $12,943.03   $13,507.35   $14,096.27   $14,710.86   $15,352.26
Estimated Annual Expenses           $    81.11   $    84.64   $    88.33   $    92.18   $    96.20

GOVERNMENT TAXADVANTAGE PORTFOLIO--
PRIVATE INVESTMENT CLASS               YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------  ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.39%        0.74%        0.74%        0.74%        0.74%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.61%       9.07%        13.71%       18.56%       23.61%
End of Year Balance                 $10,461.00   $10,906.64   $11,371.26   $11,855.68   $12,360.73
Estimated Annual Expenses           $    39.90   $    79.06   $    82.43   $    85.94   $    89.60

GOVERNMENT TAXADVANTAGE PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------- ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.74%        0.74%        0.74%        0.74%        0.74%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.87%       34.36%       40.09%       46.05%       52.28%
End of Year Balance                 $12,887.30   $13,436.29   $14,008.68   $14,605.45   $15,227.64
Estimated Annual Expenses           $    93.42   $    97.40   $   101.55   $   105.87   $   110.38

TAX-FREE CASH RESERVE PORTFOLIO--
PRIVATE INVESTMENT CLASS               YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.54%        0.79%        0.79%        0.79%        0.79%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.46%        8.86%       13.44%       18.22%       23.19%
End of Year Balance                 $10,446.00   $10,885.78   $11,344.07   $11,821.65   $12,319.34
Estimated Annual Expenses           $    55.20   $    84.26   $    87.81   $    91.50   $    95.36

TAX-FREE CASH RESERVE PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.79%        0.79%        0.79%        0.79%        0.79%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.38%       33.78%       39.42%       45.29%       51.40%
End of Year Balance                 $12,837.99   $13,378.47   $13,941.70   $14,528.65   $15,140.30
Estimated Annual Expenses           $    99.37   $   103.56   $   107.91   $   112.46   $   117.19

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PERSONAL INVESTMENT CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Personal Investment Class shares of the funds.

SHAREHOLDER FEES

                                                                                GOVERNMENT                  TAX-FREE
                                              LIQUID       STIC                     &        GOVERNMENT       CASH
                                              ASSETS      PRIME     TREASURY     AGENCY      TAXADVANTAGE    RESERVE
(fees paid directly from your investment)   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO    PORTFOLIO
-----------------------------------------   ---------   ---------   ---------   ----------   ------------   ---------
Maximum Sales Charge (Load) Imposed on         None        None        None        None          None         None
Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
whichever is less)                             None        None        None        None          None         None

ANNUAL FUND OPERATING EXPENSES(1)


                                                                                GOVERNMENT                  TAX-FREE
                                              LIQUID      STIC                       &        GOVERNMENT      CASH
(expenses that are deducted from fund         ASSETS      PRIME      TREASURY     AGENCY     TAXADVANTAGE    RESERVE
assets)                                     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------------------------------      ---------   ---------   ---------   ----------   ------------   ---------
Management Fees                                0.15%      0.15%        0.15%       0.10%         0.16%        0.21%
Distribution and/or Service (12b-1) Fees       0.75       0.75         0.75        0.75          0.75         0.75
Other Expenses(2)                              0.06       0.07         0.03        0.04          0.08         0.08
Acquired Fund Fees and Expenses                None       None         None        None          None         None
Total Annual Fund Operating Expenses           0.96       0.97         0.93        0.89          0.99         1.04
Fee Waiver(3)                                  0.23       0.24         0.24        0.20          0.30         0.20
Net Annual Fund Operating Expenses             0.73       0.73         0.69        0.69          0.69         0.84

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the Fund(s).

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.20% of Rule 12b-1 distribution plan payments. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.69% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.80% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program");
     (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009. Fee waivers have been restated to reflect this agreement.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i) invest $10,000 in the fund for the time periods indicated;

     (ii)redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR     3 YEARS   5 YEARS   10 YEARS
                                     ------     -------   -------   --------
Liquid Assets Portfolio                $75        $283      $508      $1,157
STIC Prime Portfolio                    75         285       513       1,168
Treasury Portfolio                      70         272       491       1,121
Government & Agency Portfolio           70         264       473       1,078
Government TaxAdvantage Portfolio       70         285       518       1,186
Tax-Free Cash Reserve Portfolio         86         311       555       1,253"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     - Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Personal Investment Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.73%        0.96%        0.96%        0.96%        0.96%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.27%        8.48%       12.87%       17.42%       22.17%
End of Year Balance                 $10,427.00   $10,848.25   $11,286.52   $11,742.50   $12,216.89
Estimated Annual Expenses           $    74.56   $   102.12   $   106.25   $   110.54   $   115.01

LIQUID ASSETS PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.96%        0.96%        0.96%        0.96%        0.96%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.10%       32.24%       37.58%       43.14%       48.92%
End of Year Balance                 $12,710.45   $13,223.96   $13,758.21   $14,314.04   $14,892.32
Estimated Annual Expenses           $   119.65   $   124.49   $   129.51   $   134.75   $   140.19

STIC PRIME PORTFOLIO--
PERSONAL INVESTMENT CLASS              YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.73%        0.97%        0.97%        0.97%        0.97%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.27%        8.47%       12.84%       17.39%       22.12%
End of Year Balance                 $10,427.00   $10,847.21   $11,284.35   $11,739.11   $12,212.20
Estimated Annual Expenses           $    74.56   $   103.18   $   107.34   $   111.66   $   116.16

STIC PRIME PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.97%        0.97%        0.97%        0.97%        0.97%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.04%       32.16%       37.49%       43.03%       48.79%
End of Year Balance                 $12,704.35   $13,216.33   $13,748.95   $14,303.03   $14,879.45
Estimated Annual Expenses           $   120.85   $   125.72   $   130.78   $   136.05   $   141.54

TREASURY PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.69%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.31%        8.56%       12.97%       17.57%       22.36%
End of Year Balance                 $10,431.00   $10,855.54   $11,297.36   $11,757.16   $12,235.68
Estimated Annual Expenses           $    70.49   $    98.98   $   103.01   $   107.20   $   111.57

TREASURY PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.34%       32.52%       37.91%       43.53%       49.37%
End of Year Balance                 $12,733.67   $13,251.93   $13,791.29   $14,352.59   $14,936.74
Estimated Annual Expenses           $   116.11   $   120.83   $   125.75   $   130.87   $   136.20

GOVERNMENT & AGENCY PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------

Annual Expense Ratio(1)                   0.69%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.31%        8.60%       13.06%       17.71%       22.55%
End of Year Balance                 $10,431.00   $10,859.71   $11,306.05   $11,770.73   $12,254.50
Estimated Annual Expenses           $    70.49   $    94.74   $    98.64   $   102.69   $   106.91

GOVERNMENT & AGENCY PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.89%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.58%       32.83%       38.28%       43.97%       49.88%
End of Year Balance                 $12,758.16   $13,282.52   $13,828.44   $14,396.78   $14,988.49
Estimated Annual Expenses           $   111.31   $   115.88   $   120.64   $   125.60   $   130.76

GOVERNMENT TAXADVANTAGE PORTFOLIO
--PERSONAL INVESTMENT CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.69%        0.99%        0.99%        0.99%        0.99%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.31%        8.49%       12.84%       17.37%       22.07%
End of Year Balance                 $10,431.00   $10,849.28   $11,284.34   $11,736.84   $12,207.49
Estimated Annual Expenses           $    70.49   $   105.34   $   109.56   $   113.95   $   118.52

GOVERNMENT TAXADVANTAGE PORTFOLIO
--PERSONAL INVESTMENT CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.99%        0.99%        0.99%        0.99%        0.99%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         26.97%       32.06%       37.36%       42.87%       48.59%
End of Year Balance                 $12,697.01   $13,206.16   $13,735.73   $14,286.53   $14,859.42
Estimated Annual Expenses           $   123.28   $   128.22   $   133.36   $   138.71   $   144.27

TAX-FREE CASH RESERVE PORTFOLIO--
PERSONAL INVESTMENT CLASS             YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.84%        1.04%        1.04%        1.04%        1.04%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.16%        8.28%       12.57%       17.03%       21.67%
End of Year Balance                 $10,416.00   $10,828.47   $11,257.28   $11,703.07   $12,166.51
Estimated Annual Expenses           $    85.75   $   110.47   $   114.85   $   119.39   $   124.12

TAX-FREE CASH RESERVE PORTFOLIO--
PERSONAL INVESTMENT CLASS            YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.04%        1.04%        1.04%        1.04%        1.04%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         26.48%       31.49%       36.70%       42.11%       47.74%
End of Year Balance                 $12,648.30   $13,149.18   $13,669.89   $14,211.21   $14,773.98
Estimated Annual Expenses           $   129.04   $   134.15   $   139.46   $   144.98   $   150.72

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESERVE CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Reserve Class shares of the funds.

SHAREHOLDER FEES

                                                                                                                      TAX-FREE
                                                       LIQUID       STIC                 GOVERNMENT    GOVERNMENT       CASH
                                                       ASSETS      PRIME      TREASURY    & AGENCY    TAXADVANTAGE    RESERVE
(fees paid directly from your investment)            PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------            ---------   ---------   ---------   ----------   ------------   ---------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                     None        None        None        None          None          None
Maximum Deferred Sales Charge (Load)
(as a  percentage  of original  purchase  price or      None        None        None        None          None          None
redemption proceeds, whichever is less)

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                                      TAX-FREE
                                                       LIQUID       STIC                 GOVERNMENT    GOVERNMENT       CASH
                                                       ASSETS      PRIME      TREASURY    & AGENCY    TAXADVANTAGE    RESERVE
(expenses that are deducted from fund assets)        PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------------------------------        ---------   ---------   ---------   ----------   ------------   ---------
Management Fees                                         0.15%       0.15%       0.15%       0.10%         0.16%         0.21%
Distribution and/or Service (12b-1) Fees                1.00        1.00        1.00        1.00          1.00          1.00
Other Expenses(2)                                       0.06        0.07        0.03        0.04          0.08          0.08
Acquired Fund Fees and Expenses                         None        None        None        None          None          None
Total Annual Fund Operating Expenses                    1.21        1.22        1.18        1.14          1.24          1.29
Fee Waiver(3)                                           0.16        0.17        0.17        0.13          0.23          0.13
Net Annual Fund Operating Expenses                      1.05        1.05        1.01        1.01          1.01          1.16

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.13% of Rule 12b-1 distribution plan payments. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.01% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 1.12% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program");
     (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. The Program is estimated to be 0.04%, 0.04% and 0.04% for Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009. Fee waivers have been restated to reflect this agreement.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio              $107      $368      $650     $1,452
STIC Prime Portfolio                  107       370       654      1,462
Treasury Portfolio                    103       358       633      1,417
Government & Agency Portfolio         103       349       615      1,374
Government TaxAdvantage Portfolio     103       371       659      1,480
Tax-Free Cash Reserve Portfolio       118       396       695      1,545"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Reserve Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
RESERVE CLASS                           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.05%        1.21%        1.21%        1.21%        1.21%
Cumulative Return Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            3.95%        7.89%       11.98%       16.22%       20.63%
End of Year Balance                   $10,395.00   $10,788.97   $11,197.87   $11,622.27   $12,062.76
Estimated Annual Expenses             $   107.07   $   128.16   $   133.02   $   138.06   $   143.29

LIQUID ASSETS PORTFOLIO--
RESERVE CLASS                           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.21%        1.21%        1.21%        1.21%        1.21%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           25.20%       29.94%       34.87%       39.98%       45.29%
End of Year Balance                   $12,519.93   $12,994.44   $13,486.93   $13,998.08   $14,528.61
Estimated Annual Expenses             $   148.73   $   154.36   $   160.21   $   166.28   $   172.59

STIC PRIME PORTFOLIO--
RESERVE CLASS                           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.05%        1.22%        1.22%        1.22%        1.22%
Cumulative Return Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            3.95%        7.88%       11.96%       16.19%       20.58%
End of Year Balance                   $10,395.00   $10,787.93   $11,195.71   $11,618.91   $12,058.11
Estimated Annual Expenses             $   107.07   $   129.22   $   134.10   $   139.17   $   144.43

STIC PRIME PORTFOLIO--
RESERVE CLASS                           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.22%        1.22%        1.22%        1.22%        1.22%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           25.14%       29.87%       34.78%       39.87%       45.16%
End of Year Balance                   $12,513.90   $12,986.93   $13,477.84   $13,987.30   $14,516.02
Estimated Annual Expenses             $   149.89   $   155.56   $   161.44   $   167.54   $   173.87

TREASURY PORTFOLIO--
RESERVE CLASS                           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                  ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.01%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            3.99%        7.96%       12.09%       16.37%       20.81%
End of Year Balance                   $10,399.00   $10,796.24   $11,208.66   $11,636.83   $12,081.36
Estimated Annual Expenses             $   103.01   $   125.05   $   129.83   $   134.79   $   139.94

TREASURY PORTFOLIO--
RESERVE CLASS                           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                  ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           25.43%       30.22%       35.19%       40.36%       45.72%
End of Year Balance                   $12,542.86   $13,022.00   $13,519.44   $14,035.88   $14,572.05
Estimated Annual Expenses             $   145.28   $   150.83   $   156.59   $   162.58   $   168.79

GOVERNMENT & AGENCY PORTFOLIO--
RESERVE CLASS                           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------       ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.01%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            3.99%        8.00%       12.17%       16.50%       21.00%
End of Year Balance                   $10,399.00   $10,800.40   $11,217.30   $11,650.28   $12,099.99
Estimated Annual Expenses             $   103.01   $   120.84   $   125.50   $   130.35   $   135.38

GOVERNMENT & AGENCY PORTFOLIO--
RESERVE CLASS                           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------       ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.14%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           25.67%       30.52%       35.56%       40.79%       46.23%
End of Year Balance                   $12,567.04   $13,052.13   $13,555.95   $14,079.20   $14,622.66
Estimated Annual Expenses             $   140.60   $   146.03   $   151.67   $   157.52   $   163.60

GOVERNMENT TAXADVANTAGE PORTFOLIO--
RESERVE CLASS                           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.01%        1.24%        1.24%        1.24%        1.24%
Cumulative Return Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            3.99%        7.90%       11.96%       16.17%       20.53%
End of Year Balance                   $10,399.00   $10,790.00   $11,195.71   $11,616.67   $12,053.45
Estimated Annual Expenses             $   103.01   $   131.37   $   136.31   $   141.44   $   146.75

GOVERNMENT TAXADVANTAGE PORTFOLIO--
RESERVE CLASS                           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.24%        1.24%        1.24%        1.24%        1.24%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           25.07%       29.77%       34.65%       39.71%       44.96%
End of Year Balance                   $12,506.66   $12,976.91   $13,464.84   $13,971.12   $14,496.44
Estimated Annual Expenses             $   152.27   $   158.00   $   163.94   $   170.10   $   176.50

TAX-FREE CASH RESERVE PORTFOLIO--
RESERVE CLASS                           YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.16%        1.29%        1.29%        1.29%        1.29%
Cumulative Return Before Expenses           5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            3.84%        7.69%       11.69%       15.83%       20.13%
End of Year Balance                   $10,384.00   $10,769.25   $11,168.79   $11,583.15   $12,012.88
Estimated Annual Expenses             $   118.23   $   136.44   $   141.50   $   146.75   $   152.19

TAX-FREE CASH RESERVE PORTFOLIO--
RESERVE CLASS                           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.29%        1.29%        1.29%        1.29%        1.29%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           24.59%       29.21%       34.00%       38.97%       44.13%
End of Year Balance                   $12,458.56   $12,920.77   $13,400.13   $13,897.28   $14,412.87
Estimated Annual Expenses             $   157.84   $   163.70   $   169.77   $   176.07   $   182.60

(1)  Your actual expenses may be higher or lower than those shown."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CASH MANAGEMENT, CORPORATE, INSTITUTIONAL, PERSONAL INVESTMENT, PRIVATE INVESTMENT, RESERVE AND RESOURCE CLASS SHARES, AS APPLICABLE, OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 25 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through at least June 30, 2010 to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Portfolio's Board; and (vi) expenses that the Portfolios have incurred but did not actually pay because of an expense offset arrangement) for the following Portfolios' shares as follows:

              FUND                     EXPENSE LIMITATION
---------------------------------   ------------------------
Government & Agency Portfolio
   Cash Management Class                   0.22%(1)
   Corporate Class                         0.17%
   Institutional Class                     0.14%
   Personal Investment Class               0.69%(1)
   Private Investment Class                0.44%(1)
   Reserve Class                           1.01%(1)
   Resource Class                          0.30%(1)
Government TaxAdvantage Portfolio
   Cash Management Class                   0.22%(1)
   Corporate Class                         0.17%
   Institutional Class                     0.14%
   Personal Investment Class               0.69%(1)
   Private Investment Class                0.39%(1)
   Reserve Class                           1.01%(1)
   Resource Class                          0.30%(1)
Liquid Assets Portfolio
   Cash Management Class                   0.22%(1)
   Corporate Class                         0.17%
   Institutional Class                     0.14%
   Personal Investment Class               0.69%(1)
   Private Investment Class                0.44%(1)
   Reserve Class                           1.01%(1)
   Resource Class                          0.34%(1)
STIC Prime Portfolio
   Cash Management Class                   0.22%(1)
   Corporate Class                         0.17%
   Institutional Class                     0.14%
   Personal Investment Class               0.69%(1)
   Private Investment Class                0.44%(1)
   Reserve Class                           1.01%(1)

   Resource Class                          0.30%(1)
Tax-Free Cash Reserve Portfolio
   Cash Management Class                   0.33%(1)
   Corporate Class                         0.28%
   Institutional Class                     0.25%
   Personal Investment Class               0.80%(1)
   Private Investment Class                0.50%(1)
   Reserve Class                           1.12%(1)
   Resource Class                          0.41%(1)
Treasury Portfolio
   Cash Management Class                   0.22%(1)
   Corporate Class                         0.17%
   Institutional Class                     0.14%
   Personal Investment Class               0.69%(1)
   Private Investment Class                0.44%(1)
   Reserve Class                           1.01%(1)
   Resource Class                          0.30%(1)


(1)  The expense limit shown is the expense limit after 12b-1 fee waivers.

     Contractual fee waivers or reductions may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between Invesco Aim and the Portfolios.

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly."


                                        2